Covidien International Finance S.A. - Condensed Consolidating Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 1,868		$ 1,866		$ 1,503	$ 1,565
Accounts receivable trade, net	1,526		1,702
Inventories	1,352		1,772
Intercompany receivable	0		0
Due from former parent and affiliate	293		5
Prepaid expenses and other current assets	372		337
Deferred income taxes	456		590
Total current assets	5,867		6,272
Property, plant and equipment, net	2,012		2,872
Goodwill	8,172		8,542		7,683
Intangible assets, net	2,687		3,085
Due from former parent and affiliate	375		609
Investment in subsidiaries	0		0
Intercompany loans receivable	0		0
Other assets	805		877
Total Assets	19,918		22,257
Current Liabilities:
Current maturities of long-term debt	11		509
Accounts payable	501		589
Intercompany payable	0		0
Accrued and other current liabilities	1,586		1,761
Income taxes payable	541		53
Total current liabilities	2,639		2,912
Long-term debt	5,018		4,531
Income taxes payable	1,147	[1]	1,696	[1]
Guaranteed contingent tax liabilities	571		585
Intercompany loans payable	0		0
Deferred income taxes	605		828
Other liabilities	696		1,140
Total Liabilities	10,676		11,692
Total Shareholders' Equity	9,242		10,565		9,817	8,974
Total Liabilities and Shareholders' Equity	19,918		22,257
Covidien plc
Current Assets:
Cash and cash equivalents	0		0		0	1
Accounts receivable trade, net	0		0
Inventories	0		0
Intercompany receivable	13		37
Due from former parent and affiliate	0		0
Prepaid expenses and other current assets	6		3
Deferred income taxes	0		0
Total current assets	19		40
Property, plant and equipment, net	1		2
Goodwill	0		0
Intangible assets, net	0		0
Due from former parent and affiliate	0		0
Investment in subsidiaries	7,305		13,795
Intercompany loans receivable	2,088		0
Other assets	0		0
Total Assets	9,413		13,837
Current Liabilities:
Current maturities of long-term debt	0		0
Accounts payable	1		2
Intercompany payable	22		31
Accrued and other current liabilities	147		126
Income taxes payable	0		0
Total current liabilities	170		159
Long-term debt	0		0
Income taxes payable	0		0
Guaranteed contingent tax liabilities	0		0
Intercompany loans payable	0		3,113
Deferred income taxes	0		0
Other liabilities	1		0
Total Liabilities	171		3,272
Total Shareholders' Equity	9,242		10,565
Total Liabilities and Shareholders' Equity	9,413		13,837
Covidien Ltd.
Current Assets:
Cash and cash equivalents	0		0		0	0
Accounts receivable trade, net	0		0
Inventories	0		0
Intercompany receivable	60		51
Due from former parent and affiliate	0		0
Prepaid expenses and other current assets	0		0
Deferred income taxes	0		0
Total current assets	60		51
Property, plant and equipment, net	0		0
Goodwill	0		0
Intangible assets, net	0		0
Due from former parent and affiliate	0		0
Investment in subsidiaries	7,152		14,420
Intercompany loans receivable	94		93
Other assets	0		0
Total Assets	7,306		14,564
Current Liabilities:
Current maturities of long-term debt	0		0
Accounts payable	1		0
Intercompany payable	0		0
Accrued and other current liabilities	0		0
Income taxes payable	0		0
Total current liabilities	1		0
Long-term debt	0		0
Income taxes payable	0		0
Guaranteed contingent tax liabilities	0		0
Intercompany loans payable	0		769
Deferred income taxes	0		0
Other liabilities	0		0
Total Liabilities	1		769
Total Shareholders' Equity	7,305		13,795
Total Liabilities and Shareholders' Equity	7,306		14,564
CIFSA
Current Assets:
Cash and cash equivalents	479		404		169	399
Accounts receivable trade, net	0		0
Inventories	0		0
Intercompany receivable	0		0
Due from former parent and affiliate	0		0
Prepaid expenses and other current assets	0		0
Deferred income taxes	0		0
Total current assets	479		404
Property, plant and equipment, net	0		0
Goodwill	0		0
Intangible assets, net	0		0
Due from former parent and affiliate	0		0
Investment in subsidiaries	11,597		11,820
Intercompany loans receivable	8,773		12,656
Other assets	27		26
Total Assets	20,876		24,906
Current Liabilities:
Current maturities of long-term debt	4		503
Accounts payable	0		0
Intercompany payable	0		0
Accrued and other current liabilities	85		82
Income taxes payable	0		0
Total current liabilities	89		585
Long-term debt	5,005		4,469
Income taxes payable	0		0
Guaranteed contingent tax liabilities	0		0
Intercompany loans payable	8,630		5,432
Deferred income taxes	0		0
Other liabilities	0		0
Total Liabilities	13,724		10,486
Total Shareholders' Equity	7,152		14,420
Total Liabilities and Shareholders' Equity	20,876		24,906
Other Subsidiaries
Current Assets:
Cash and cash equivalents	1,389		1,462		1,334	1,165
Accounts receivable trade, net	1,526		1,702
Inventories	1,352		1,772
Intercompany receivable	22		31
Due from former parent and affiliate	293		5
Prepaid expenses and other current assets	366		334
Deferred income taxes	456		590
Total current assets	5,404		5,896
Property, plant and equipment, net	2,011		2,870
Goodwill	8,172		8,542
Intangible assets, net	2,687		3,085
Due from former parent and affiliate	375		609
Investment in subsidiaries	0		0
Intercompany loans receivable	6,542		5,432
Other assets	778		851
Total Assets	25,969		27,285
Current Liabilities:
Current maturities of long-term debt	7		6
Accounts payable	499		587
Intercompany payable	73		88
Accrued and other current liabilities	1,354		1,553
Income taxes payable	541		53
Total current liabilities	2,474		2,287
Long-term debt	13		62
Income taxes payable	1,147		1,696
Guaranteed contingent tax liabilities	571		585
Intercompany loans payable	8,867		8,867
Deferred income taxes	605		828
Other liabilities	695		1,140
Total Liabilities	14,372		15,465
Total Shareholders' Equity	11,597		11,820
Total Liabilities and Shareholders' Equity	25,969		27,285
Consolidating Adjustments
Current Assets:
Cash and cash equivalents	0		0		0	0
Accounts receivable trade, net	0		0
Inventories	0		0
Intercompany receivable	(95)		(119)
Due from former parent and affiliate	0		0
Prepaid expenses and other current assets	0		0
Deferred income taxes	0		0
Total current assets	(95)		(119)
Property, plant and equipment, net	0		0
Goodwill	0		0
Intangible assets, net	0		0
Due from former parent and affiliate	0		0
Investment in subsidiaries	(26,054)		(40,035)
Intercompany loans receivable	(17,497)		(18,181)
Other assets	0		0
Total Assets	(43,646)		(58,335)
Current Liabilities:
Current maturities of long-term debt	0		0
Accounts payable	0		0
Intercompany payable	(95)		(119)
Accrued and other current liabilities	0		0
Income taxes payable	0		0
Total current liabilities	(95)		(119)
Long-term debt	0		0
Income taxes payable	0		0
Guaranteed contingent tax liabilities	0		0
Intercompany loans payable	(17,497)		(18,181)
Deferred income taxes	0		0
Other liabilities	0		0
Total Liabilities	(17,592)		(18,300)
Total Shareholders' Equity	(26,054)		(40,035)
Total Liabilities and Shareholders' Equity	$ (43,646)		$ (58,335)

[1]	Non-current income taxes payable also includes anticipated refunds and other items not related to uncertain tax positions.